Share-Based Compensation - 2013 Plan (Details) - Shanghai OneSmart - 2013 Plan - Share options	Mar. 15, 2013 shares
Share-Based Compensation
Share options approved under the plan	11,253,906
Expiration period (in years)	10 years
Immediate vesting
Share-Based Compensation
Vesting percentage	100.00%
Vesting periods of 3 years
Share-Based Compensation
Vesting period (in years)	3 years
Vesting percentage on second anniversary	67.00%
Vesting percentage on each month after second anniversary	2.78%
Vesting periods of 4 years
Share-Based Compensation
Vesting period (in years)	4 years
Vesting percentage on first anniversary	25.00%
Vesting percentage on each month after first anniversary	2.08%
Vesting periods of 5 years
Share-Based Compensation
Vesting period (in years)	5 years
Vesting percentage on second anniversary	40.00%
Vesting percentage on each month after second anniversary	1.67%